As filed with the Securities and Exchange Commission on November 26,2008

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-05469

The Wexford Trust
(Exact name of registrant as specified in charter)

5000 Stonewood Drive, Suite 300
Wexford, PA  15090-8388
(Address of principal executive offices) (Zip code)

Ronald H. Muhlenkamp
Muhlenkamp & Company, Inc.
5000 Stonewood Drive, Suite 300
Wexford, PA  15090-8388
(Name and address of agent for service)

(724) 935-5520 or (800) 860-3863
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2008

Date of reporting period:  September 30, 2008

Item 1. Schedule of Investments.

MUHLENKAMP FUND
(A Portfolio of the Wexford Trust)
SCHEDULE OF INVESTMENTS
September 30, 2008 (Unaudited)

Name of Issuer or Title of Issue	Shares	Value

COMMON STOCK - 76.6%

Aerospace & Defense - 2.9%
Boeing Company	380,000	$21,793,000
Innovative Solutions and Support, Inc. (a)	540,000	2,948,400
		24,741,400

Automobiles & Components - 4.2%
Goodyear Tire & Rubber Co. (a)	600,000	9,186,000
Harley-Davidson, Inc.	400,000	14,920,000
Thor Industries, Inc.	493,100	12,238,742
		36,344,742

Banks - 0.2%
National City Corp.	725,000	1,268,750

Communications Equipment - 10.2%
Cisco Systems, Inc. (a)	2,500,000	45,120,000
Corning Inc.	1,600,000	25,024,000
Harris Corp.	400,000	18,480,000
		88,624,000
Computers & Equipment - 5.2%
Intel Corp.	16,000	299,680
International Business Machines Corp.	380,000	44,444,800
PC Connection, Inc. (a)	60,000	401,400
		45,145,880

Construction Materials - 3.1%
Cemex S.A. de C.V. - ADR (a)(b)	1,570,373	27,041,823

MUHLENKAMP FUND
(A Portfolio of the Wexford Trust)
SCHEDULE OF INVESTMENTS
September 30, 2008 (Unaudited)

Name of Issuer or Title of Issue	Shares	Value

Data Processing & Outsourced Services - 1.1%
Lender Processing Services, Inc. (a)	318,398	$9,717,507

Energy Equipment & Services - 3.4%
Transocean Inc. (a)(b)	269,880	29,643,619

Financial Services - 2.2%
Legg Mason Inc.	267,000	10,162,020
Morgan Stanley (d)	400,000	9,200,000
		19,362,020

Health Care Providers & Services - 6.4%
Kinetic Concepts Inc. (a)	500,000	14,295,000
UnitedHealth Group, Inc.	1,631,200	41,416,168
		55,711,168
Household Durables - 4.0%
NVR, Inc. (a)	30,000	17,160,000
Stanley Furniture Co., Inc. (c)	570,800	5,211,404
Whirlpool Corp.	151,400	12,004,506
		34,375,910

Industrial Conglomerates - 2.9%
General Electric Co.	967,000	24,658,500

Information Software & Services - 4.9%
Fidelity National Information Services, Inc.	636,797	11,755,273
Oracle Corp. (a)	1,500,000	30,465,000
		42,220,273

Insurance - 5.6%
Berkshire Hathaway Inc. (a)	10,936	48,063,720

Machinery - 3.6%
Caterpillar, Inc.	250,000	14,900,000
Terex Corp. (a)	520,000	15,870,400
		30,770,400

MUHLENKAMP FUND
(A Portfolio of the Wexford Trust)
SCHEDULE OF INVESTMENTS
September 30, 2008 (Unaudited)

Name of Issuer or Title of Issue	Shares	Value

Metals & Mining - 0.5%
NovaGold Resources, Inc. (a)(b)	634,700	$4,131,897

Oil, Gas & Consumable Fuels - 5.3%
ConocoPhillips	347,700	25,469,025
Devon Energy Corp.	200,000	18,240,000
Gulfport Energy Corp. (a)	200,000	2,010,000
		45,719,025
Pharmaceuticals & Biotechnology - 2.2%
Amgen Inc. (a)	300,000	17,781,000
Marshall Edwards, Inc. (a)	75,607	162,555
Novogen, Ltd. - ADR (a)(b)	250,360	1,311,886
		19,255,441

Tobacco - 5.9%
Philip Morris International, Inc.	1,065,580	51,254,398

Trading Companies & Distributors - 2.8%
Rush Enterprises, Inc. - Class A (a)	279,907	3,582,810
Rush Enterprises, Inc. - Class B (a)	113,007	1,419,368
Wesco International, Inc. (a)	600,000	19,308,000
		24,310,178
Total Common Stocks		662,360,651
(Cost $699,441,168)

MUHLENKAMP FUND
(A Portfolio of the Wexford Trust)
SCHEDULE OF INVESTMENTS
September 30, 2008 (Unaudited)
		Principal
Name of Issuer or Title of Issue		Amount	Value

SHORT-TERM INVESTMENTS - 22.2%
	American Express Credit Corp Commercial Paper	$42,185,000	$42,185,000
	Citigroup Commercial Paper	42,185,000	42,185,000
	General Electric Commercial Paper	42,185,000	42,185,000
	Goldman Sachs Commercial Paper	42,185,000	42,185,000
	HSBC Finance Commercial Paper	22,756,000	22,756,000

	Total Short-Term Investments		191,496,000
	(Cost $191,496,000)

		Contracts
Name of Issuer or Title of Issue		(100 Shares Per Contract)	Value

PURCHASED PUT OPTIONS - 1.3%
	PowerShares DB Oil Fund
	Expiration January 2009
	Exercise Price $45.00	15,000	11,550,000

	Total Purchased Put Options		11,550,000
	(Cost $5,367,350)

TOTAL INVESTMENTS (Cost $896,304,518) - 100.1%			865,406,651
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%			(988,493)
TOTAL NET ASSETS - 100.0%			$864,418,158

ADR	American Depository Receipt
	(a) Non income producing.
	(b) Foreign company.
	(c) Affiliated issuer.
	(d)	Shares are held to cover all or a portion of a corresponding written option contract.

MUHLENKAMP FUND
(A Portfolio of the Wexford Trust)
SCHEDULE OF WRITTEN OPTIONS
September 30, 2008 (Unaudited)

Contracts
Name of Issuer or Title of Issue	(100 Shares Per Contract)		Value

WRITTEN CALL OPTIONS
Morgan Stanley
Expiration November 2008
Exercise Price $30.00	2,000		310,000

	Total Written Call Options (Premiums received $876,995)		$ 310,000

FAS 157 - Summary of Fair Value Exposure at September 30, 2008
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2008:

	Investments in Securities	Other Financial Instruments*
Description
Level 1 - Quoted prices	$ 673,910,651	$ 566,995
Level 2 - Other significant observable inputs	191,496,000	—
Level 3 - Significant unobservable inputs	—	—
Total	$ 865,406,651	$ 566,995

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as written options, which are valued at the unrealized appreciation (depreciation) on the instrument.

The cost basis of investments for federal income tax purposes at September 30, 2008 was as follows*:

Cost of investments	$ 898,344,019
Gross unrealized appreciation	$ 129,120,447
Gross unrealized depreciation	(162,057,815)
Net unrealized depreciation	(32,937,368)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Wexford Trust

By (Signature and Title)                /s/ Ronald H. Muhlenkamp
Ronald H. Muhlenkamp, President

Date          11/25/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)                      /s/ Ronald H. Muhlenkamp
Ronald H. Muhlenkamp, President

Date           11/25/08

By (Signature and Title)                      /s/ James S. Head
James S. Head, Treasurer

Date           11/25/08